BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND
                      A SERIES OF BRANDES INVESTMENT TRUST

                        Supplement dated August 31, 2000
                                To the Prospectus
                             Dated February 29, 2000


EFFECTIVE SEPTEMBER 15, 2000, the Fund and its investment adviser, Brandes Investment Partners, L.P. will have a new address as follows:

         Brandes Investment Partners, L.P.
         11988 El Camino Real, Suite 500
         San Diego, CA 92130

                 BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND
                      A SERIES OF BRANDES INVESTMENT TRUST

                        Supplement dated August 31, 2000
                   To the Statement of Additional Information
                             Dated February 29, 2000


EFFECTIVE SEPTEMBER 15, 2000, the Fund and its investment adviser, Brandes Investment Partners, L.P. will have a new address as follows:

         Brandes Investment Partners, L.P.
         11988 El Camino Real, Suite 500
         San Diego, CA 92130

                    BRANDES INSTITUTIONAL GLOBAL EQUITY FUND
                      A SERIES OF BRANDES INVESTMENT TRUST

                        Supplement dated August 31, 2000
                                To the Prospectus
                              Dated March 24, 2000


EFFECTIVE SEPTEMBER 15, 2000, the Fund and its investment adviser, Brandes Investment Partners, L.P. will have a new address as follows:

         Brandes Investment Partners, L.P.
         11988 El Camino Real, Suite 500
         San Diego, CA 92130

                    BRANDES INSTITUTIONAL GLOBAL EQUITY FUND
                      A SERIES OF BRANDES INVESTMENT TRUST

                        Supplement dated August 31, 2000
                   To the Statement of Additional Information
                              Dated March 24, 2000


EFFECTIVE SEPTEMBER 15, 2000, the Fund and its investment adviser, Brandes Investment Partners, L.P. will have a new address as follows:

         Brandes Investment Partners, L.P.
         11988 El Camino Real, Suite 500
         San Diego, CA 92130